As filed with the Securities and Exchange Commission on June 16, 2017
File No. 333-215165/811-23222

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 5	☒

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact Name of Registrant as Specified in Charter)

690 Lee Road

Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-1844

Alice A. Pellegrino
 Hartford Funds Management Company, LLC
690 Lee Road

Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒           on July 19, 2017 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on (Date) pursuant to paragraph (a)(1) of Rule 485

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐            on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒                                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 to the Registration Statement of Hartford Funds Exchange-Traded Trust (the “Registrant”) on Form N-1A incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B), and Other Information (Part C) relating to Hartford Total Return Bond ETF contained in Post-Effective Amendment No. 1, which was filed with the U.S. Securities and Exchange Commission on April 3, 2017. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 1 to July 19, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Wayne, and Commonwealth of Pennsylvania, on the 16th day of June 2017.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

By:	/s/ Darek Wojnar
Darek Wojnar
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Darek Wojnar	President	June 16, 2017
Darek Wojnar	(Chief Executive Officer)

/s/ Albert Y. Lee	Treasurer	June 16, 2017
Albert Y. Lee	(Principal Accounting Officer & Principal Financial Officer)

*	Trustee	June 16, 2017
Robin C. Beery

*	Trustee	June 16, 2017
Naozer Dadachanji

*	Chairman of the Board and Trustee	June 16, 2017
Theodore J. Lucas

*	Trustee	June 16, 2017
David Sung

/s/ Alice A. Pellegrino		June 16, 2017
* By: Alice A. Pellegrino Attorney-in-fact *Pursuant to Powers of Attorney (previously filed)